Unaudited Condensed Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2024	£ 5,954	£ 5,681	£ 146,146	£ (339)	£ 36,276	£ 18	£ 42,466	£ (224,294)
Loss for the period	(26,587)							(26,587)
Other comprehensive income (expense) for the period	(76)					(76)
Total comprehensive loss for the period	(26,663)					(76)		(26,587)
Share-based payments	8,247				8,247
Exercise of share options	1	1			(43)			43
Lapse of share options					(142)			142
Issue of share capital	1,222	419	803
Exercise of warrants	18,919	3,731	15,188
Share issue expenses	(296)		(296)
Ending balance at Jun. 30, 2025	7,384	9,832	161,841	(339)	44,338	(58)	42,466	(250,696)
Beginning balance at Dec. 31, 2025	24,327	14,340	175,246	(339)	44,991	(43)	42,466	(252,334)
Loss for the period	(6,945)							(6,945)
Other comprehensive income (expense) for the period	13					13
Total comprehensive loss for the period	(6,932)					13		(6,945)
Share-based payments	2,794				2,794
Lapse of share options					(5,530)			5,530
Issue of share capital	206	3	203
Share issue expenses	(135)		(135)
Ending balance at Jun. 30, 2026	£ 20,260	£ 14,343	£ 175,314	£ (339)	£ 42,255	£ (30)	£ 42,466	£ (253,749)